Property, plant and equipment	12 Months Ended
Sep. 30, 2024
Property Plant And Equipment
Property, plant and equipment

9.	Property, plant and equipment

September 30, 2024
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Total
Gross carrying amount
Balance beginning	7,700	3,197	76	1,712	73	12,758
Additions	—	—	—	94	31	125
Exchange differences	—	6	—	3	1	10
Balance ending	7,700	3,203	76	1,809	105	12,893
Depreciation and impairment
Balance beginning	(419)	(1,127)	(33)	(970)	(60)	(2,609)
Additions	(374)	(454)	(15)	(221)	(11)	(1,075)
Exchange differences	—	(3)	—	(3)	(1)	(7)
Balance ending	(793)	(1,584)	(48)	(1,194)	(72)	(3,691)
Net Book Value ending	6,907	1,619	28	615	33	9,202

September 30, 2023
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture & Equipment	Total
Gross carrying amount
Balance beginning	5,105	2,582	39	1,240	56	9,022
Additions	2,595	573	37	452	16	3,673
Exchange differences	—	42	—	20	1	63
Balance ending	7,700	3,197	76	1,712	73	12,758
Depreciation and impairment
Balance beginning	(104)	(710)	(20)	(819)	(55)	(1,708)
Additions	(315)	(406)	(12)	(138)	(4)	(875)
Exchange differences	—	(11)	(1)	(13)	(1)	(26)
Balance ending	(419)	(1,127)	(33)	(970)	(60)	(2,609)
Net Book Value ending	7,281	2,070	43	742	13	10,149

For the year ended September 30, 2023, the additions include revaluation adjustment of $2.6M to land and building.